Business description and basis of presentation	12 Months Ended
Dec. 31, 2024
Business description and basis of presentation
Business description and basis of presentation

(1) Business description and basis of presentation

Evotec SE, including its affiliates and subsidiaries (“Evotec”, The “Group” or the “Company”), is a drug discovery and development company, continuously driving innovative approaches to develop new pharmaceutical products through discovery alliances and development partnerships with leading pharma and biotechnology companies as well as academic institutions, patient advocacy groups and venture capital partners.

Evotec SE, located in Hamburg (Essener Bogen 7, 22419 Hamburg, Germany) is registered in the Commercial Registry of Hamburg with HRB 156381.

The Company was founded on December 8, 1993, and is listed on the Frankfurt Stock Exchange (XETRA) since November 10, 1999, Segment Prime Standard, under the ticker “EVT“ as well as on NASDAQ, New York, USA under the trading symbol “EVO“ since November 8, 2021.

The Management Board prepared the consolidated financial statements for the financial year 2024 on April 14, 2025, and will subsequently submit them to the Supervisory Board for review and approval at a meeting on April 14, 2025. With reference to Section §264 (3) of the German Commercial Code, the subsidiary Evotec International GmbH does not prepare a management report (Section §289 of the German Commercial Code).